UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Modera Wealth Management, LLC
Address: 535 Boylston Street, Suite 300
         Boston, MA  02116

13F File Number:  028-14860

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Miles Doherty
Title:     Chief Compliance Officer
Phone:     (201) 768-4600

Signature, Place, and Date of Signing:

 /s/  Miles Doherty     Boston, MA     May 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    51

Form 13F Information Table Value Total:    $194,128 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      366     3444 SH       SOLE                     3444        0        0
APPLE INC                      COM              037833100      414      934 SH       SOLE                      934        0        0
AT&T INC                       COM              00206R102     1111    30272 SH       SOLE                    30272        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702     1264    12129 SH       SOLE                    12129        0        0
BIOGEN IDEC INC                COM              09062X103      596     3096 SH       SOLE                     3096        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      340     8244 SH       SOLE                     8244        0        0
CHEVRON CORP NEW               COM              166764100      244     2056 SH       SOLE                     2056        0        0
COCA COLA CO                   COM              191216100      287     7098 SH       SOLE                     7098        0        0
COLGATE PALMOLIVE CO           COM              194162103      450     3810 SH       SOLE                     3810        0        0
CRA INTL INC                   COM              12618T105      658    29425 SH       SOLE                    29425        0        0
EXXON MOBIL CORP               COM              30231G102     1684    18693 SH       SOLE                    18693        0        0
GENERAL ELECTRIC CO            COM              369604103      599    25919 SH       SOLE                    25919        0        0
GOOGLE INC                     CL A             38259P508      214      270 SH       SOLE                      270        0        0
HERSHEY CO                     COM              427866108      285     3257 SH       SOLE                     3257        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1198     5618 SH       SOLE                     5618        0        0
ISHARES GOLD TRUST             ISHARES          464285105     2132   137371 SH       SOLE                   137371        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176      864     7126 SH       SOLE                     7126        0        0
ISHARES TR                     CORE S&P500 ETF  464287200    15829   100591 SH       SOLE                   100591        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      992    23190 SH       SOLE                    23190        0        0
ISHARES TR                     S&P 500 VALUE    464287408      221     2993 SH       SOLE                     2993        0        0
ISHARES TR                     CORE S&P MCP ETF 464287507    28310   246026 SH       SOLE                   246026        0        0
ISHARES TR                     RUSSELL1000VAL   464287598      292     3593 SH       SOLE                     3593        0        0
ISHARES TR                     RUSSELL 1000     464287622    17459   200198 SH       SOLE                   200198        0        0
ISHARES TR                     MSCI ACWI EX     464288240     2620    61132 SH       SOLE                    61132        0        0
ISHARES TR                     MSCI SMALL CAP   464288273     1130    25706 SH       SOLE                    25706        0        0
ISHARES TR                     MSCI ESG SEL SOC 464288802      421     6328 SH       SOLE                     6328        0        0
ISHARES TR                     MSCI VAL IDX     464288877      258     5184 SH       SOLE                     5184        0        0
ISHARES TR                     BRC 0-5 YR TIP   46429B747    45220   436908 SH       SOLE                   436908        0        0
JOHNSON & JOHNSON              COM              478160104      691     8477 SH       SOLE                     8477        0        0
MERCK & CO INC NEW             COM              58933Y105      307     6937 SH       SOLE                     6937        0        0
PFIZER INC                     COM              717081103      224     7755 SH       SOLE                     7755        0        0
PROCTER & GAMBLE CO            COM              742718109      260     3374 SH       SOLE                     3374        0        0
PROVIDENT NEW YORK BANCORP     COM              744028101     1963   216373 SH       SOLE                   216373        0        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106      397    11549 SH       SOLE                    11549        0        0
SIRIUS XM RADIO INC            COM              82967N108       36    11629 SH       SOLE                    11629        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     2551    16515 SH       SOLE                    16515        0        0
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863     1428    33191 SH       SOLE                    33191        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     2174    13877 SH       SOLE                    13877        0        0
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107     5846    27877 SH       SOLE                    27877        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425      978    40182 SH       SOLE                    40182        0        0
STEWARDSHIP FINL CORP          COM              860326107      113    20702 SH       SOLE                    20702        0        0
UNITED PARCEL SERVICE INC      CL B             911312106      914    10641 SH       SOLE                    10641        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611    11615   141393 SH       SOLE                   141393        0        0
VANGUARD INDEX FDS             MID CAP ETF      922908629      944    10163 SH       SOLE                    10163        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744     9995   152528 SH       SOLE                   152528        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769      367     4535 SH       SOLE                     4535        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775      506    10918 SH       SOLE                    10918        0        0
VANGUARD INTL EQUITY INDEX F   FTSE EMR MKT ETF 922042858    12923   301277 SH       SOLE                   301277        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844    10874   165517 SH       SOLE                   165517        0        0
VANGUARD WORLD FDS             ENERGY ETF       92204A306     3052    26935 SH       SOLE                    26935        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104      512    10413 SH       SOLE                    10413        0        0